Cover	Mar. 21, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A of Akerna Corp. (the “Company”) relates to the Current Report on Form 8-K filed on March 22, 2022 (the “Original Report”). In the Original Report, the Company furnished a press release (the “Press Release”) announcing its financial and operational results and business highlights for the Company’s fiscal year ended December 31, 2021. This amendment describes the changes from the Original Report.
Document Period End Date	Mar. 21, 2022
Entity File Number	001-39096
Entity Registrant Name	AKERNA CORP.
Entity Central Index Key	0001755953
Entity Tax Identification Number	83-2242651
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1550 Larimer Street
Entity Address, Address Line Two	#246
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	888
Local Phone Number	932-6537
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KERN
Security Exchange Name	NASDAQ
Warrants to purchase one share of Common Stock
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	KERNW
Security Exchange Name	NASDAQ